UNITEDSTATES
SECURITIESANDEXCHANGECOMMISSION
Washington,D.C.20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08797 and 811-09049

Name of Fund: BlackRock International Fund of BlackRock Series, Inc. and BlackRock Master
International Portfolio of BlackRock Master LLC

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne F. Ackerley, Chief Executive Officer, BlackRock
International Fund of BlackRock Series, Inc. and BlackRock Master International Portfolio of
BlackRock Master LLC, 55 East 52nd Street, New York, NY 10055.

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 10/31/2010

Date of reporting period: 01/31/2010

Item 1 – Schedule of Investments

BlackRock International Fund of BlackRock Series, Inc.
Schedule of Investments January 31, 2010 (Unaudited)	(Percentages shown are based on Net Assets)
Mutual Fund	Value
BlackRock Master International Portfolio of BlackRock Master LLC	$ 67,550,970
Total Investments (Cost - $65,016,837) - 100.2%	67,550,970
Liabilities in Excess of Other Assets - (0.2)%	(111,032)
Net Assets - 100.0%	$ 67,439,938

BlackRock International Fund (the “Fund”) seeks to achieve its investment objective by investing all of its assets in BlackRock Master International Portfolio (the "Portfolio") of BlackRock Master LLC, which has the same investment objective and strategies as the Fund. As of January 31, 2010, the value of the investment and the percentage owned by the Fund of the Portfolio was $67,550,970 and 100%, respectively.

The Fund records its investment in the Portfolio at fair value. The Fund’s investment in the Portfolio is valued pursuant to the pricing policy and procedures approved by the Board of Directors of the Portfolio.

• Fair Value Measurements - Various inputs are used in determining the fair value of investments, which are as follows:

• Level 1 - price quotations in active markets/exchanges for identical assets and liabilities
• Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-
corroborated inputs)

• Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements as contained in its semi-annual report.

As of January 31, 2010, the Fund's investment in the Portfolio was classified as Level 2.

Schedule of Investments January 31, 2010 (Unaudited)

BlackRock Master International Portfolio of
BlackRock Master LLC
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Austria — 2.0%
Erste Bank der Oesterreichischen
Sparkassen AG	35,845	$ 1,353,158
Brazil — 1.6%
Rossi Residencial SA	156,144	1,085,139
Canada — 0.4%
SouthGobi Energy Resources Ltd. (a)	20,050	289,234
Cayman Islands — 2.1%
Sands China Ltd. (a)	1,024,000	1,448,170
France — 12.8%
Accor SA	29,338	1,480,113
Eutelsat Communications	42,395	1,368,366
Sanofi-Aventis	22,855	1,690,001
Societe Generale SA	26,191	1,515,339
Total SA	44,748	2,586,139
		8,639,958
Germany — 8.6%
DaimlerChrysler AG	38,810	1,785,446
Deutsche Lufthansa AG	60,075	963,478
E.ON AG	45,118	1,659,778
HeidelbergCement AG	23,493	1,418,751
		5,827,453
Greece — 0.9%
EFG Eurobank Ergasias SA (a)	67,629	576,189
Hong Kong — 1.5%
Shun Tak Holdings Ltd.	1,748,000	1,009,687
Hungary — 1.1%
OTP Bank Rt.	24,514	719,834
India — 1.2%
Sterlite Industries India Ltd. - ADR	51,357	819,144
Italy — 1.4%
Bulgari SpA	112,474	920,033
Japan — 20.6%
Air Water Inc.	96,000	1,098,431
Bridgestone Corp.	108,200	1,724,381
Jupiter Telecommunications Co., Ltd.	624	624,048
Kurita Water Industries Ltd.	51,800	1,603,979
Makita Corp.	30,000	1,006,563
Mitsui & Co., Ltd.	118,300	1,740,009
Nissan Motor Co., Ltd.	129,000	1,048,618
Nitto Denko Corp.	43,800	1,686,857
Nomura Holdings, Inc.	217,200	1,623,849
Sumitomo Mitsui Financial Group,
Inc.	54,100	1,746,192
		13,902,927
Netherlands — 4.1%
Heineken NV	34,197	1,687,219

Common Stocks	Shares	Value
Netherlands (concluded)
ING Groep NV CVA	118,999	$ 1,114,383
		2,801,602
South Africa — 2.0%
MTN Group Ltd.	96,620	1,379,312
Spain — 1.2%
Ferrovial SA	75,941	792,144
Switzerland — 8.6%
Nestle SA Registered Shares	73,188	3,469,237
The Swatch Group Ltd. Bearer
Shares	3,884	1,015,318
UBS AG	104,370	1,361,193
		5,845,748
Taiwan — 3.5%
HTC Corp.	136,000	1,329,199
Taiwan Semiconductor
Manufacturing Co., Ltd. - ADR	102,811	1,044,560
		2,373,759
United Kingdom — 19.2%
3i Group Plc	277,160	1,162,501
BG Group Plc	89,967	1,653,927
Barclays Plc	330,586	1,412,920
British Airways Plc (a)	306,441	999,032
British American Tobacco Plc	76,057	2,514,038
Group 4 Securicor Plc	353,189	1,418,171
Thomas Cook Group Plc	311,675	1,125,362
Tullow Oil Plc	67,810	1,242,064
Vodafone Group Plc	666,541	1,423,996
		12,952,011
United States — 5.0%
Focus Media Holding Ltd. (a) - ADR	47,406	636,188
Liberty Global, Inc. (a)	52,538	1,328,846
NII Holdings, Inc. (a)	42,585	1,394,233
		3,359,267
Total Long-Term Investments
(Cost – $63,525,730) – 97.8%		66,094,769

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

ADR	American Depository Receipts	HKD	Hong Kong Dollar
AUD	Australian Dollar	JPY	Japanese Yen
EUR	Euro	USD	US Dollar
GBP	British Pound	ZAR	South African Rand

BlackRock Master International Portfolio of BlackRock Master LLC January 31, 2010 1

Schedule of Investments (continued)

BlackRock Master International Portfolio of
BlackRock Master LLC
(Percentages shown are based on Net Assets

		Par
Short-Term Securities		(000)	Value
Time Deposits – 0.1%
Europe – 0.0%
Brown Brothers Harriman & Co.,
0.06%, 2/01/10	EUR	1 $	1,852
Great Britain – 0.1%
Brown Brothers Harriman & Co.,
		2
0.06% ,2/01/10	GBP		3,868
Money Market Fund – 2.6%		Shares
BlackRock Liquidity Funds,
TempFund, Institutional Class,
0.10% (b)(c)		1,778,747	1,778,747
Total Short-Term Securities
(Cost – $1,784,467) – 2.7%			1,784,467
Total Investments
(Cost – $65,310,197*) – 100.5%			67,879,236
Liabilities in Excess of Other Assets – (0.5)%			(305,931)
Net Assets – 100.0%		$ 67,573,305
* The cost and unrealized appreciation (depreciation) of investments as of
January 31, 2010, as computed for federal income tax purposes, were as follows:
Aggregate cost		$ 65,704,943
Gross unrealized appreciation		$ 5,550,297
Gross unrealized depreciation			(3,376,004)
Net unrealized appreciation		$ 2,174,293
(a) Non-income producing security.
(b) Investments in companies considered to be an affiliate of the Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
were as follows:
		Net
Affiliate		Activity	Income
BlackRock Liquidity Funds,
TempFund, Institutional Class	$ 311,960 $		739
(c) Represents the current yield as of report date.

2 BlackRock Master International Portfolio of BlackRock Master LLC January 31, 2010

Schedule of Investments (continued)

BlackRock Master International Portfolio of
BlackRock Master LLC

• Foreign currency exchange contracts as of January 31, 2010 were as follows:
						Unrealized
Currency			Currency		Settlement	Appreciation
Purchased			Sold	Counterparty	Date	(Depreciation)
				Goldman Sachs
GBP	70,898	USD	114,802	Bank USA	2/01/10	$ (1,476)
				Brown Brothers
HKD	229,627	USD	29,520	Harriman & Co.	2/01/10	56
				State Street Bank
ZAR	797,878	USD	104,878	and Trust Co	2/01/10	(282)
USD	385,157	EUR	275,703	Citibank NA	2/02/10	2,898
				JPMorgan Chase
JPY	65,834,644	USD	728,501	Bank NA	2/03/10	855
EUR	724,000	USD	1,055,563	Citibank NA	2/19/10	(51,784)
USD	1,055,563	JPY	94,443,338	Citibank NA	2/19/10	9,210
JPY	175,013,292	USD	1,967,126	Barclays Bank Plc	2/19/10	(28,125)
USD	1,967,126	EUR	1,313,292	Barclays Bank Plc	2/19/10	146,331
				JPMorgan Chase
JPY	64,806,296	USD	724,155	Bank NA	2/19/10	(6,156)
				JPMorgan Chase
USD	724,155	EUR	488,356	Bank NA	2/19/10	47,082
				State Street Bank
AUD	6,713,080	USD	6,094,000	and Trust Co.	3/25/10	(191,393)
Total						$ (72,784)

• Fair Value Measurements — Various inputs are used in determining the fair value of investments, which are as follows:
• Level 1 — price quotations in active markets/exchanges for identical assets and liabilities
•	Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, repayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)
•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Portfolio’s own assumptions used in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements as contained in its semi-annual report.
The following table summarizes the inputs used as of January 31, 2010 in determining the fair valuation of the Portfolio’s investments:
Valuation Inputs	Investments in Securities
Assets
Level 1
Long-Term Investments:	$
Brazil	1,085,139
Canada	289,234
Cayman Islands	1,448,170
India	819,144
Taiwan	1,044,560
United States	3,359,267
Short-Term Securities	1,778,747
Total Level 1	9,824,261
Level 2
Long-Term Investments [1]	58,049,255
Short-Term Securities	5,720
Total Level 2	58,054,975
Level 3	--
Total	$ 67,879,236

BlackRock Master International Portfolio of BlackRock Master LLC January 31, 2010 3

Schedule of Investments (concluded)

BlackRock Master International Portfolio of
BlackRock Master LLC

Valuation Inputs	Other Financial Instruments[1]
	Assets	Liabilities
Level 1	-	-
Level 2	$ 206,432	$ (279,216)
Level 3	-	-
Total	$ 206,432	$ (279,216)
[1]Other financial instruments are foreign currency exchange contracts, which are shown at the unrealized appreciation/depreciation on the instrument.

4 BlackRock Master International Portfolio of BlackRock Master LLC January 31, 2010

Item 2 – Controls and Procedures

2(a) – The registrants' principal executive and principal financial officers or persons performing similar functions have concluded that the registrants' disclosure controls and procedures (as defined in
Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15(d)-15(b)
under the Securities Exchange Act of 1934, as amended.

2(b) – There were no changes in the registrants' internal control over financial reporting (as defined in
Rule 30a-3(d) under the 1940 Act) that occurred during the registrants' last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrants' internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, each registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock International Fund of BlackRock Series, Inc. and BlackRock Master International
Portfolio of BlackRock Master LLC

By: /s/ Anne F. Ackerley

Anne F. Ackerley
Chief Executive Officer of
BlackRock International Fund of BlackRock Series, Inc. and BlackRock Master
International Portfolio of BlackRock Master LLC

Date: March 19, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of each registrant and in the capacities and on the dates indicated.

By: /s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer (principal executive officer) of
BlackRock International Fund of BlackRock Series, Inc. and BlackRock Master
International Portfolio of BlackRock Master LLC

Date: March 19, 2010

By: /s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock International Fund of BlackRock Series, Inc. and BlackRock Master
International Portfolio of BlackRock Master LLC

Date: March 19, 2010